Financial Instruments - Additional Information (Detail) (Tanker Investments Limited [Member], Warrant [Member], USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jan. 31, 2014	Jan. 31, 2014 Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant			1.5
Purchase price of common stock		$ 10
Expected volatility used in computing fair value of stock purchase warrants	54.10%